Fund Summary
Franklin Double Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from state personal income taxes, as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Double Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Double Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)	0.67%	1.22%	0.57%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Double Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	491	630	782	1,224
Class C	224	387	670	1,477
Advisor Class	58	183	318	714

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Double Tax-Free Income Fund Class C	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.85% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, the Fund normally invests at least 80% of its net assets in securities whose interest is free from state personal income taxes. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest. The Fund is a non-diversified fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. The Fund focuses on the municipal securities of U.S. territories and currently primarily invests in Puerto Rican municipal securities.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Puerto Rico and U.S. Territories

Because the Fund focuses on the municipal securities of U.S. territories, and currently invests primarily in Puerto Rican municipal securities, events in Puerto Rico are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, territory constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to Puerto Rico's municipal issuers. As with Puerto Rican municipal securities, events in any of the other territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Non-Diversification

Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting similar issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s shares and greater risk of loss.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	10.06%
Worst Quarter:	Q4'08	-8.28%
As of March 31, 2011, the Fund's year-to-date return was -2.14% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Double Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(1.06%)	2.47%	3.90%
Class A After Taxes on Distributions		(1.06%)	2.47%	3.90%
Class A After Taxes on Distributions and Sales		0.85%	2.73%	3.98%
Class C		1.70%	2.79%	3.79%
Advisor Class		3.47%	3.42%	4.38%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Federal Intermediate-Term Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Federal Intermediate-Term Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Federal Intermediate-Term Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.09%	0.09%	0.09%
Expenses (as a percentage of Assets)	0.66%	1.21%	0.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Federal Intermediate-Term Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	291	431	584	1,029
Class C	223	384	665	1,466
Advisor Class	57	179	313	701

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Federal Intermediate-Term Tax-Free Income Fund Class C	123	384	665	1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.11% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund does maintain a dollar-weighted average portfolio maturity of three to 10 years.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund does not necessarily focus its investments in a particular state. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

States and U.S. Territories

The Fund’s portfolio is generally widely diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory. Under these circumstances, changes in the economic conditions in that state or territory are likely to affect the Fund’s investments and performance.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.28%
Worst Quarter:	Q4'10	-4.06%
As of March 31, 2011, the Fund's year-to-date return was 0.31% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Federal Intermediate-Term Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index: 10 Year Component		4.04%	4.85%	5.15%
Class A	Return Before Taxes	0.85%	3.29%	4.20%
Class A After Taxes on Distributions		0.85%	3.29%	4.20%
Class A After Taxes on Distributions and Sales		1.81%	3.36%	4.17%
Class C		1.66%	3.20%	2.88%	[1]
Advisor Class		3.33%	3.84%	4.47%
[1]	Since inception July 1, 2003.

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Federal Limited-Term Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Federal Limited-Term Tax-Free Income Fund	Class A	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	2.25%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Federal Limited-Term Tax-Free Income Fund		Class A	Advisor Class
Management Fees (as a percentage of Assets)	[1]	0.44%	0.44%
Distribution and Service (12b-1) Fees		0.15%	none
Other Expenses (as a percentage of Assets):		0.28%	0.28%
Expenses (as a percentage of Assets)		0.87%	0.72%
Fee Waiver or Reimbursement	[1]	(0.27%)	(0.27%)
Net Expenses (as a percentage of Assets)	[1][2]	0.60%	0.45%
[1]	The investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.45% (other than certain non-routine expenses), until June 30, 2012. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during the terms set forth above.
[2]	The Fund began offering Advisor Class shares on February 1, 2011. Total annual Fund operating expenses are annualized.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Federal Limited-Term Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	285	470	670	1,249
Advisor Class	46	203	374	869

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Although the Fund does not have restrictions on the maturity of the securities it may buy, the Fund does maintain a dollar-weighted average portfolio maturity of five years or less.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund does not necessarily focus its investments in a particular state. The Fund may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

States and U.S. Territories

The Fund’s portfolio is generally widely diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory. Under these circumstances, changes in the economic conditions in that state or territory are likely to affect the Fund’s investments and performance.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	2.43%
Worst Quarter:	Q2'04	-1.14%
As of March 31, 2011, the Fund's year-to-date return was 0.25% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Federal Limited-Term Tax-Free Income Fund	Label	1 Year	5 Years	Since Inception	Inception Date
Barclays Capital Municipal Bond Index : 5 Year Component		3.40%	5.00%	4.27%
Class A	Return Before Taxes	0.33%	3.06%	2.48%	Sep. 02, 2003
Class A After Taxes on Distributions		0.33%	3.06%	2.48%
Class A After Taxes on Distributions and Sales		0.97%	3.01%	2.46%
Advisor Class		2.68%	3.53%	2.80%	Sep. 02, 2003

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin High Yield Tax-Free Income Fund
Investment Goal
To provide investors with a high current yield exempt from federal income taxes. Its secondary goal is capital appreciation to the extent possible and consistent with the Fund's principal investment goal.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin High Yield Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin High Yield Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%	none
Other Expenses (as a percentage of Assets):	0.08%	0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)	0.63%	1.18%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin High Yield Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class B	520	675	849	1,279
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption Franklin High Yield Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	120	375	649	1,279
Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund may invest in municipal securities rated in any rating category, including defaulted securities.

The Fund does not necessarily focus its investments in a particular state and will not invest more than 25% of its total assets in municipal securities of any one state or territory. The Fund may invest up to 35% of its assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

When selecting securities for the Fund’s portfolio, the investment manager may consider existing market conditions, the availability of lower-rated securities, and whether the difference in yields between higher and lower-rated securities justifies the higher risk of lower-rated securities.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

High-Yield Debt Securities

Issuers of lower-rated or "high-yield" debt securities are not as strong financially as those issuing higher credit quality debt securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

States and U.S. Territories

The Fund’s portfolio is generally widely diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory. Under these circumstances, changes in the economic conditions in that state or territory are likely to affect the Fund’s investments and performance.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	12.12%
Worst Quarter:	Q4'08	-10.93%
As of March 31, 2011, the Fund's year-to-date return was -0.23% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin High Yield Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(1.57%)	2.24%	4.24%
Class A After Taxes on Distributions		(1.58%)	2.24%	4.24%
Class A After Taxes on Distributions and Sales		0.77%	2.67%	4.41%
Class B		(1.69%)	2.22%	4.22%
Class C		1.32%	2.57%	4.11%
Advisor Class		2.90%	3.22%	4.73%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Insured Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Insured Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Insured Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.46%	0.46%	0.46%	0.46%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%	none
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	0.63%	1.18%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Insured Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class B	520	675	849	1,279
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption Franklin Insured Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	120	375	649	1,279
Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 17.09% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its net assets in insured municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. Generally, under normal market conditions, the Fund invests in insured municipal securities covered by policies issued by municipal bond insurers rated at least BBB. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories. The Fund will not invest more than 25% of its total assets in municipal securities of any one state or territory.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Bond Insurers' Downgrade Risk

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. A downgrade of municipal bond insurers rated BBB or above would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities which meet the Fund’s investment guidelines.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

States and U.S. Territories

The Fund’s portfolio is generally widely diversified among issuers of municipal securities. From time to time, however, the Fund may have a significant position in the municipal securities of a particular state or territory. Under these circumstances, changes in the economic conditions in that state or territory are likely to affect the Fund’s investments and performance.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.31%
Worst Quarter:	Q4'10	-5.48%
As of March 31, 2011, the Fund's year-to-date return was 0.05% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Insured Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.88%)	1.99%	3.64%
Class A After Taxes on Distributions		(3.88%)	1.98%	3.64%
Class A After Taxes on Distributions and Sales		(1.05%)	2.33%	3.77%
Class B		(3.98%)	1.97%	3.64%
Class C		(1.11%)	2.34%	3.52%
Advisor Class		0.53%	2.93%	4.11%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Massachusetts Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Massachusetts.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Massachusetts Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Massachusetts Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	0.66%	1.21%	0.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Massachusetts Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	490	627	777	1,213
Class C	223	384	665	1,466
Advisor Class	57	179	313	701

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Massachusetts Tax-Free Income Fund Class C	123	384	665	1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.65% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Massachusetts. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

However, because of its historical investment policy of investing net assets in insured municipal securities, the Fund’s portfolio presently consists substantially of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund may continue to buy insured municipal securities to the extent available. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Bond Insurers' Downgrade Risk

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. A downgrade of municipal bond insurers rated BBB or above would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities which meet the Fund’s investment guidelines.

Massachusetts and U.S. Territories

Because the Fund invests predominantly in Massachusetts municipal securities, events in Massachusetts are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Massachusetts. As with Massachusetts municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.71%
Worst Quarter:	Q4'10	-6.16%
As of March 31, 2011, the Fund's year-to-date return was 0.42% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Massachusetts Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(4.75%)	1.89%	3.56%
Class A After Taxes on Distributions		(4.78%)	1.88%	3.55%
Class A After Taxes on Distributions and Sales		(1.64%)	2.23%	3.68%
Class C		(2.07%)	2.21%	3.43%
Advisor Class		(0.55%)	2.79%	4.01%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin New Jersey Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of New Jersey as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 93 in the Fund's Prospectus and under “Buying and Selling Shares” on page 36 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin New Jersey Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin New Jersey Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.64%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.63%	1.17%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin New Jersey Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class B	519	672	844	1,270
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption Franklin New Jersey Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	119	372	644	1,270
Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.97% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of New Jersey. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

New Jersey and U.S. Territories

Because the Fund invests predominantly in New Jersey municipal securities, events in New Jersey are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of New Jersey. As with New Jersey municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.69%
Worst Quarter:	Q4'10	-4.93%
As of March 31, 2011, the Fund's year-to-date return was -1.30% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin New Jersey Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(2.95%)	2.56%	4.04%
Class A After Taxes on Distributions		(2.96%)	2.56%	4.04%
Class A After Taxes on Distributions and Sales		(0.44%)	2.81%	4.10%
Class B		(3.01%)	2.57%	4.06%
Class C		(0.11%)	2.92%	3.94%
Advisor Class		1.54%	3.53%	4.53%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Alabama Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Alabama.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Alabama Tax-Free Income Fund	Class A	Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Alabama Tax-Free Income Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.10%	0.65%
Other Expenses (as a percentage of Assets):	0.08%	0.08%
Expenses (as a percentage of Assets)	0.71%	1.26%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Alabama Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	494	642	803	1,270
Class C	228	400	692	1,523

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Alabama Tax-Free Income Fund Class C	128	400	692	1,523

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Alabama. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Alabama and U.S. Territories

Because the Fund invests predominantly in Alabama municipal securities, events in Alabama are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Alabama. As with Alabama municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.21%
Worst Quarter:	Q4'10	-5.80%
As of March 31, 2011, the Fund's year-to-date return was -0.20% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Alabama Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(4.54%)	1.97%	3.68%
Class A After Taxes on Distributions		(4.54%)	1.97%	3.68%
Class A After Taxes on Distributions and Sales		(1.50%)	2.30%	3.80%
Class C		(1.87%)	2.29%	3.55%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Florida Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Florida.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Florida Tax-Free Income Fund	Class A	Class B		Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Florida Tax-Free Income Fund	Class A	Class B	Class C
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%
Other Expenses (as a percentage of Assets):	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)	0.62%	1.17%	1.17%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Florida Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	486	615	756	1,166
Class B	519	672	844	1,267
Class C	219	372	644	1,420

If you do not sell your shares:
Expense Example, No Redemption Franklin Florida Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	119	372	644	1,267
Class C	119	372	644	1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.13% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Florida. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Florida and U.S. Territories

Because the Fund invests predominantly in Florida municipal securities, events in Florida are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Florida. As with Florida municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.30%
Worst Quarter:	Q3'08	-4.04%
As of March 31, 2011, the Fund's year-to-date return was -0.17% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Florida Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(2.30%)	2.48%	4.03%
Class A After Taxes on Distributions		(2.30%)	2.46%	4.03%
Class A After Taxes on Distributions and Sales		0.10%	2.78%	4.14%
Class B		(2.41%)	2.45%	4.05%
Class C		0.49%	2.80%	3.92%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Georgia Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Georgia.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Georgia Tax-Free Income Fund	Class A	Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Georgia Tax-Free Income Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.10%	0.65%
Other Expenses (as a percentage of Assets):	0.07%	0.07%
Expenses (as a percentage of Assets)	0.67%	1.22%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Georgia Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	491	630	782	1,224
Class C	224	387	670	1,477

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Georgia Tax-Free Income Fund Class C	124	387	670	1,477

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.09% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Georgia. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Georgia and U.S. Territories

Because the Fund invests predominantly in Georgia municipal securities, events in Georgia are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Georgia. As with Georgia municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.05%
Worst Quarter:	Q4'10	-5.93%
As of March 31, 2011, the Fund's year-to-date return was 0.39% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Georgia Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.77%)	2.25%	3.79%
Class A After Taxes on Distributions		(3.77%)	2.25%	3.79%
Class A After Taxes on Distributions and Sales		(1.03%)	2.53%	3.88%
Class C		(0.92%)	2.59%	3.67%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Kentucky Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Kentucky.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Franklin Kentucky Tax-Free Income Fund Class A
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Franklin Kentucky Tax-Free Income Fund Class A
Management Fees (as a percentage of Assets)	0.57%
Distribution and Service (12b-1) Fees	0.10%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.74%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Franklin Kentucky Tax-Free Income Fund Class A	497	651	819	1,304

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.17% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Kentucky. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Kentucky and U.S. Territories

Because the Fund invests predominantly in Kentucky municipal securities, events in Kentucky are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Kentucky. As with Kentucky municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.36%
Worst Quarter:	Q3'08	-4.53%
As of March 31, 2011, the Fund's year-to-date return was 0.03% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Kentucky Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(2.87%)	2.31%	3.74%
Class A After Taxes on Distributions		(2.87%)	2.30%	3.74%
Class A After Taxes on Distributions and Sales		(0.46%)	2.57%	3.83%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.

Franklin Louisiana Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Louisiana.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Louisiana Tax-Free Income Fund	Class A	Class C
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Louisiana Tax-Free Income Fund	Class A	Class C
Management Fees (as a percentage of Assets)	0.51%	0.51%
Distribution and Service (12b-1) Fees	0.10%	0.65%
Other Expenses (as a percentage of Assets):	0.07%	0.07%
Expenses (as a percentage of Assets)	0.68%	1.23%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Louisiana Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	492	633	788	1,236
Class C	225	390	676	1,489

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Louisiana Tax-Free Income Fund Class C	125	390	676	1,489

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.90% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Louisiana. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Louisiana and U.S. Territories

Because the Fund invests predominantly in Louisiana municipal securities, events in Louisiana are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Louisiana. As with Louisiana municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.51%
Worst Quarter:	Q3'08	-5.53%
As of March 31, 2011, the Fund's year-to-date return was 0.55% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Louisiana Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.18%)	2.34%	3.79%
Class A After Taxes on Distributions		(3.18%)	2.34%	3.79%
Class A After Taxes on Distributions and Sales		(0.61%)	2.62%	3.89%
Class C		(0.41%)	2.67%	3.68%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Maryland Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Maryland.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Maryland Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Maryland Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.49%	0.49%	0.49%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.65%	1.20%	0.55%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Maryland Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	489	624	772	1,201
Class C	222	381	660	1,455
Advisor Class	56	176	307	689

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Maryland Tax-Free Income Fund Class C	122	381	660	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 11.99% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Maryland. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Maryland and U.S. Territories

Because the Fund invests predominantly in Maryland municipal securities, events in Maryland are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Maryland. As with Maryland municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	8.78%
Worst Quarter:	Q4'08	-5.40%
As of March 31, 2011, the Fund's year-to-date return was -1.00% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Maryland Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(2.28%)	2.12%	3.76%
Class A After Taxes on Distributions		(2.28%)	2.12%	3.76%
Class A After Taxes on Distributions and Sales		(0.05%)	2.43%	3.86%
Class C		0.59%	2.45%	3.65%
Advisor Class		2.17%	3.03%	4.22%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Missouri Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Missouri.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Missouri Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Missouri Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.64%	1.19%	0.54%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Missouri Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	488	621	767	1,189
Class C	221	378	654	1,443
Advisor Class	55	173	302	677

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Missouri Tax-Free Income Fund Class C	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.18% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Missouri. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Missouri and U.S. Territories

Because the Fund invests predominantly in Missouri municipal securities, events in Missouri are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Missouri. As with Missouri municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.72%
Worst Quarter:	Q4'10	-5.10%
As of March 31, 2011, the Fund's year-to-date return was 0.22% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Missouri Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.24%)	2.27%	3.93%
Class A After Taxes on Distributions		(3.24%)	2.27%	3.93%
Class A After Taxes on Distributions and Sales		(0.66%)	2.56%	4.02%
Class C		(0.48%)	2.61%	3.82%
Advisor Class		1.15%	3.19%	4.40%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin North Carolina Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of North Carolina.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin North Carolina Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin North Carolina Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.63%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin North Carolina Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin North Carolina Tax-Free Income Fund Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 9.56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of North Carolina. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

North Carolina and U.S. Territories

Because the Fund invests predominantly in North Carolina municipal securities, events in North Carolina are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of North Carolina. As with North Carolina municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.14%
Worst Quarter:	Q3'08	-5.32%
As of March 31, 2011, the Fund's year-to-date return was 0.19% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin North Carolina Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.45%)	2.47%	4.03%
Class A After Taxes on Distributions		(3.45%)	2.47%	4.03%
Class A After Taxes on Distributions and Sales		(0.82%)	2.72%	4.09%
Class C		(0.61%)	2.80%	3.92%
Advisor Class		0.95%	3.38%	4.50%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Virginia Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Virginia.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 38 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Virginia Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Virginia Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.64%	1.19%	0.54%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Virginia Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	488	621	767	1,189
Class C	221	378	654	1,443
Advisor Class	55	173	302	677

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Virginia Tax-Free Income Fund Class C	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.44% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Virginia. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Virginia and U.S. Territories

Because the Fund invests predominantly in Virginia municipal securities, events in Virginia are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Virginia. As with Virginia municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.77%
Worst Quarter:	Q4'10	-4.97%
As of March 31, 2011, the Fund's year-to-date return was -0.01% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Virginia Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.60%)	2.35%	3.87%
Class A After Taxes on Distributions		(3.60%)	2.35%	3.87%
Class A After Taxes on Distributions and Sales		(0.92%)	2.62%	3.95%
Class C		(0.90%)	2.66%	3.76%
Advisor Class		0.73%	3.26%	4.34%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Arizona Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Arizona as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Arizona Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Arizona Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%	none
Other Expenses (as a percentage of Assets):	0.05%	0.05%	0.05%	0.05%
Expenses (as a percentage of Assets)	0.62%	1.17%	1.17%	0.52%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Arizona Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	486	615	756	1,166
Class B	519	672	844	1,267
Class C	219	372	644	1,420
Advisor Class	53	167	291	653

If you do not sell your shares:
Expense Example, No Redemption Franklin Arizona Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	119	372	644	1,267
Class C	119	372	644	1,420

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.61% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Arizona. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Arizona and U.S. Territories

Because the Fund invests predominantly in Arizona municipal securities, events in Arizona are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Arizona. As with Arizona municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.37%
Worst Quarter:	Q4'10	-5.53%
As of March 31, 2011, the Fund's year-to-date return was -0.21% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Arizona Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.49%)	2.33%	3.79%
Class A After Taxes on Distributions		(3.49%)	2.33%	3.79%
Class A After Taxes on Distributions and Sales		(0.75%)	2.63%	3.91%
Class B		(3.59%)	2.32%	3.80%
Class C		(0.72%)	2.66%	3.67%
Advisor Class		0.92%	3.31%	4.28%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Colorado Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Colorado as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Colorado Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Colorado Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	0.65%	1.20%	0.55%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Colorado Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	489	624	772	1,201
Class C	222	381	660	1,455
Advisor Class	56	176	307	689

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Colorado Tax-Free Income Fund Class C	122	381	660	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.47% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Colorado. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Colorado and U.S. Territories

Because the Fund invests predominantly in Colorado municipal securities, events in Colorado are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Colorado. As with Colorado municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.85%
Worst Quarter:	Q4'10	-6.31%
As of March 31, 2011, the Fund's year-to-date return was -0.03% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Colorado Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(4.27%)	2.04%	3.76%
Class A After Taxes on Distributions		(4.27%)	2.04%	3.76%
Class A After Taxes on Distributions and Sales		(1.29%)	2.38%	3.88%
Class C		(1.51%)	2.37%	3.63%
Advisor Class		0.11%	2.95%	4.22%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Connecticut Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Connecticut as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Connecticut Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Connecticut Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.50%	0.50%	0.50%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.66%	1.21%	0.56%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Connecticut Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	490	627	777	1,213
Class C	223	384	665	1,466
Advisor Class	57	179	313	701

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Connecticut Tax-Free Income Fund Class C	123	384	665	1,466

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 15.40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Connecticut. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Connecticut and U.S. Territories

Because the Fund invests predominantly in Connecticut municipal securities, events in Connecticut are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Connecticut. As with Connecticut municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	7.38%
Worst Quarter:	Q4'10	-4.92%
As of March 31, 2011, the Fund's year-to-date return was -0.84% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Connecticut Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(2.97%)	2.37%	3.98%
Class A After Taxes on Distributions		(2.98%)	2.37%	3.97%
Class A After Taxes on Distributions and Sales		(0.51%)	2.64%	4.05%
Class C		(0.22%)	2.70%	3.86%
Advisor Class		1.43%	3.27%	4.43%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Michigan Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Michigan.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Michigan Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Michigan Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.63%	1.18%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Michigan Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class B	520	675	849	1,279
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption Franklin Michigan Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	120	375	649	1,279
Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 10.74% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Michigan. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

However, because of its historical investment policy of investing net assets in insured municipal securities, the Fund’s portfolio presently consists substantially of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund may continue to buy insured municipal securities to the extent available. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Bond Insurers' Downgrade Risk

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. A downgrade of municipal bond insurers rated BBB or above would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities which meet the Fund’s investment guidelines.

Michigan and U.S. Territories

Because the Fund invests predominantly in Michigan municipal securities, events in Michigan are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Michigan. As with Michigan municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.04%
Worst Quarter:	Q4'10	-4.94%
As of March 31, 2011, the Fund's year-to-date return was 0.74% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Michigan Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.95%)	2.23%	3.74%
Class A After Taxes on Distributions		(3.97%)	2.22%	3.71%
Class A After Taxes on Distributions and Sales		(1.07%)	2.53%	3.84%
Class B		(4.07%)	2.21%	3.74%
Class C		(1.20%)	2.57%	3.63%
Advisor Class		0.42%	3.20%	4.23%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Minnesota Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Minnesota.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Minnesota Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Minnesota Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.48%	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	0.65%	1.20%	0.55%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Minnesota Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	489	624	772	1,201
Class C	222	381	660	1,455
Advisor Class	56	176	307	689

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Minnesota Tax-Free Income Fund Class C	122	381	660	1,455

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 14.56% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Minnesota. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

However, because of its historical investment policy of investing net assets in insured municipal securities, the Fund’s portfolio presently consists substantially of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund may continue to buy insured municipal securities to the extent available. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Bond Insurers' Downgrade Risk

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. A downgrade of municipal bond insurers rated BBB or above would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities which meet the Fund’s investment guidelines.

Minnesota and U.S. Territories

Because the Fund invests predominantly in Minnesota municipal securities, events in Minnesota are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Minnesota. As with Minnesota municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	4.87%
Worst Quarter:	Q4'10	-4.71%
As of March 31, 2011, the Fund's year-to-date return was 1.30% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Minnesota Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.12%)	2.71%	3.87%
Class A After Taxes on Distributions		(3.12%)	2.71%	3.87%
Class A After Taxes on Distributions and Sales		(0.72%)	2.90%	3.94%
Class C		(0.34%)	3.05%	3.76%
Advisor Class		1.30%	3.64%	4.35%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Ohio Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes as is consistent with prudent investment management and the preservation of shareholders’ capital. The Fund also tries to provide a maximum level of income exempt from personal income taxes, if any, for resident shareholders of Ohio.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Ohio Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Ohio Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.63%	1.18%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Ohio Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class B	520	675	849	1,279
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption Franklin Ohio Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	120	375	649	1,279
Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 18.67% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its total assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Ohio. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's total assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

However, because of its historical investment policy of investing net assets in insured municipal securities, the Fund’s portfolio presently consists substantially of insured municipal securities. Insured municipal securities are covered by insurance policies that guarantee the timely payment of principal and interest. The Fund may continue to buy insured municipal securities to the extent available. The Fund generally purchases bonds that have insurance in place so it does not pay insurance premiums directly. The premium costs, however, are reflected in a lower yield and/or higher price for the insured bond. When beneficial, the Fund may purchase insurance for an uninsured bond directly from a qualified municipal bond insurer, in which case the Fund pays the insurance premium directly to the insurance company. It is important to note that insurance does not guarantee the market value of an insured security, or the Fund’s share price or distributions, and shares of the Fund are not insured.

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal. The investment manager also may consider the cost of insurance when selecting securities for the Fund.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Bond Insurers' Downgrade Risk

Market conditions or changes to ratings criteria could adversely impact the ratings of municipal bond insurance companies. A downgrade of municipal bond insurers rated BBB or above would substantially limit the availability of insurance sought by municipal bond issuers thereby reducing the supply of insured municipal securities which meet the Fund’s investment guidelines.

Ohio and U.S. Territories

Because the Fund invests predominantly in Ohio municipal securities, events in Ohio are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Ohio. As with Ohio municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	4.91%
Worst Quarter:	Q4'10	-5.38%
As of March 31, 2011, the Fund's year-to-date return was 0.40% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Ohio Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(4.66%)	2.30%	3.76%
Class A After Taxes on Distributions		(4.66%)	2.30%	3.76%
Class A After Taxes on Distributions and Sales		(1.65%)	2.57%	3.85%
Class B		(4.83%)	2.28%	3.77%
Class C		(1.97%)	2.65%	3.65%
Advisor Class		(0.28%)	3.26%	4.24%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Oregon Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Oregon as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Oregon Tax-Free Income Fund	Class A	Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Oregon Tax-Free Income Fund	Class A	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	none
Other Expenses (as a percentage of Assets):	0.06%	0.06%	0.06%
Expenses (as a percentage of Assets)	0.63%	1.18%	0.53%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Oregon Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	487	618	761	1,178
Class C	220	375	649	1,432
Advisor Class	54	170	296	665

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Franklin Oregon Tax-Free Income Fund Class C	120	375	649	1,432

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.19% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Oregon. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Oregon and U.S. Territories

Because the Fund invests predominantly in Oregon municipal securities, events in Oregon are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Oregon. As with Oregon municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.85%
Worst Quarter:	Q4'10	-4.95%
As of March 31, 2011, the Fund's year-to-date return was 0.41% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Oregon Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.08%)	2.70%	4.08%
Class A After Taxes on Distributions		(3.08%)	2.70%	4.08%
Class A After Taxes on Distributions and Sales		(0.56%)	2.92%	4.13%
Class C		(0.36%)	3.03%	3.96%
Advisor Class		1.29%	3.64%	4.55%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.

Franklin Pennsylvania Tax-Free Income Fund
Investment Goal
To provide investors with as high a level of income exempt from federal income taxes and from personal income taxes, if any, for resident shareholders of Pennsylvania as is consistent with prudent investment management and the preservation of shareholders’ capital.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $100,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 101 in the Fund's Prospectus and under “Buying and Selling Shares” on page 37 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Pennsylvania Tax-Free Income Fund	Class A	Class B		Class C	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	4.25%	none	[1]	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	4.00%	[1]	1.00%	none
[1]	New or additional investments into Class B are no longer permitted.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Pennsylvania Tax-Free Income Fund	Class A	Class B	Class C	Advisor Class
Management Fees (as a percentage of Assets)	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees	0.10%	0.65%	0.65%	none
Other Expenses (as a percentage of Assets):	0.07%	0.07%	0.07%	0.07%
Expenses (as a percentage of Assets)	0.64%	1.19%	1.19%	0.54%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Pennsylvania Tax-Free Income Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	488	621	767	1,189
Class B	521	678	854	1,290
Class C	221	378	654	1,443
Advisor Class	55	173	302	677

If you do not sell your shares:
Expense Example, No Redemption Franklin Pennsylvania Tax-Free Income Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	121	378	654	1,290
Class C	121	378	654	1,443

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 13.15% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities whose interest is free from federal income taxes, including the federal alternative minimum tax. In addition, under normal market conditions, the Fund invests at least 80% of its total assets in securities that pay interest free from the personal income taxes, if any, of Pennsylvania. Although the Fund tries to invest all of its assets in tax-free securities, it is possible that up to 20% of the Fund's net assets may be in securities that pay interest that may be subject to the federal alternative minimum tax and, although not anticipated, in securities that pay taxable interest.

The Fund only buys municipal securities rated at the time of purchase in the top four ratings by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

The Fund also may invest up to 35% of its total assets in municipal securities issued by U.S. territories.

Although the investment manager will search for investments across a large number of municipal securities that finance difference types of projects, from time to time, based on economic conditions, the Fund may have significant positions in municipal securities that finance similar types of projects.

The investment manager selects securities that it believes will provide the best balance between risk and return within the Fund’s range of allowable investments and typically uses a buy and hold strategy. This means it generally holds securities in the Fund’s portfolio for income purposes, rather than trading securities for capital gains, although the investment manager may sell a security at any time if it believes it could help the Fund meet its goal.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

A change in the credit rating of any one or more of the municipal bond insurers that insure securities in the Fund’s portfolio may affect the value of the securities they insure, the Fund’s share price and Fund performance. The Fund might also be adversely impacted by the inability of an insurer to meet its insurance obligations.

Pennsylvania and U.S. Territories

Because the Fund invests predominantly in Pennsylvania municipal securities, events in Pennsylvania are likely to affect the Fund's investments and its performance. These events may include economic or political policy changes, tax base erosion, state constitutional limits on tax increases, budget deficits and other financial difficulties, and changes in the credit ratings assigned to municipal issuers of Pennsylvania. As with Pennsylvania municipal securities, events in any of the territories where the Fund is invested may affect the Fund's investments and its performance.

Focus

The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as hospitals, higher education, housing, industrial development, and transportation or pollution control. A change that affects one project, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project, would likely affect all similar projects, thereby increasing market risk.

Tax-Exempt Securities

While the Fund endeavors to purchase only bona fide tax-exempt securities, there are risks that: (a) a security issued as tax-exempt may be reclassified as taxable by the Internal Revenue Service or a state tax authority, and/or (b) future legislative, administrative or court actions could adversely impact the qualification of income from a tax-exempt security as tax-free. Such reclassifications or actions could cause interest from a security to become taxable, possible retroactively, subjecting you to increased tax liability.

Income

Because the Fund can only distribute what it earns, the Fund's distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds.

Prepayment

Prepayment risk occurs when a debt security can be repaid in whole or in part prior to the security's maturity and the Fund must reinvest the proceeds it receives, during periods of declining interest rates, in securities that pay a lower rate of interest.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at franklintempleton.com or by calling (800) DIAL BEN/342-5236.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

CLASS A ANNUAL TOTAL RETURNS

Best Quarter:	Q3'09	6.95%
Worst Quarter:	Q3'08	-5.43%
As of March 31, 2011, the Fund's year-to-date return was -0.40% for Class A.

AVERAGE ANNUAL TOTAL RETURNS (figures reflect sales charges) For the periods ended December 31, 2010
Average Annual Total Returns Franklin Pennsylvania Tax-Free Income Fund	Label	1 Year	5 Years	10 Years
Barclays Capital Municipal Bond Index		2.38%	4.09%	4.83%
Class A	Return Before Taxes	(3.22%)	2.49%	3.96%
Class A After Taxes on Distributions		(3.22%)	2.49%	3.96%
Class A After Taxes on Distributions and Sales		(0.61%)	2.76%	4.05%
Class B		(3.30%)	2.49%	3.98%
Class C		(0.41%)	2.83%	3.86%
Advisor Class		1.23%	3.43%	4.44%

Historical performance for Advisor Class shares prior to their inception is based on the performance of Class A shares. Advisor Class performance has been adjusted to reflect differences in sales charges between classes.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are shown only for Class A and after-tax returns for other classes will vary.